As filed with the Securities and Exchange Commission on August 9, 2005
                                                          File No. 333-122360


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No.

                      [X] Post-Effective Amendment No. 1
                                                      ---


                       FRANKLIN INVESTORS SECURITIES TRUST
         --------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (650) 312-2000
                               -------------------
               Registrant's Telephone Number, Including Area Code


                    ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403
     -----------------------------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)


          MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94404
     -----------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)



Title of the securities being registered: Class A shares of beneficial interest, $0.01 per share par value, of Franklin Floating Rate Daily Access Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b) of the Securities Act of 1933, as ameded ("Securities Act of 1933" or "1933 Act").




                               PART A

Part A of the Franklin Investors Securities Trust N-14 on behalf of Franklin Floating Rate Daily Access Fund is incorporated herein by reference to the electronic filing made pursuant to the Pre-Effective Amendment No. 1 on March 4, 2005, Accession number 0000809707-05-000010.





                                     PART B

Part B of the Franklin Investors Securities Trust N-14 on behalf of Franklin Floating Rate Daily Access Fund is incorporated herein by reference to the electronic filing made pursuant to the Pre-Effective Amendment No. 1 on March 4, 2005, Accession number 0000809707-05-000010.







                                     PART C
                               OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Agreement and Declaration of Trust, the By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(1) Copies of the charter of the Registrant as now in effect;

     (a)   Agreement and Declaration of Trust dated December 16, 1986 Filing:
           Post-Effective Amendment No. 15 to Registration Statement on Form
           N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

     (b) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1995
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

     (c) Certificate of Amendment of Agreement and Declaration of Trust dated March 13, 1990 Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (d) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1989
           Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 27, 1998

(2) Copies of the existing by-laws or corresponding instruments of the Registrant;

      (a)  By-Laws
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (b) Amendment to By-Laws dated January 18, 1994 Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (c)  Amendment dated October 10, 2002 to the By-Laws
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 30, 2004

      (d)  Amendment dated May 12, 2004 to the By-Laws
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 30, 2004

(3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

      Not Applicable

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

      (a) Agreement and Plan of Reorganization dated January 19, 2005 between the Registrant on behalf of Franklin Floating Rate Daily Access Fund and Franklin Floating Rate Trust

(5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

      (a)  Specimen of Stock Certificate

           Not Applicable

      (b)  Agreement and Declaration of Trust

           ARTICLE III, Sections 1-8; ARTICLE V, Sections 1-6; ARTICLE VI, Sections 1-3; ARTICLE VIII, Sections 1, 4 and 5

      (c)  By-Laws

           ARTICLE II; ARTICLE VIII, Sections 3-5

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

      (a) Management Agreement between Registrant and Franklin Advisers, Inc. dated April 15, 1987
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (b) Administration Agreement between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin Advisers, Inc. dated June 3, 1991
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (c) Amendment dated August 1, 1995 to the Administration Agreement between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin Advisers, Inc. dated June 3, 1991
           Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 29, 1995

      (d) Investment Advisory Agreement between Registrant, on behalf of Franklin Total Return Fund, and Franklin Advisers, Inc. dated July 16, 1998
           Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
           File No. 33-11444 Filing
           Date: December 29, 1998

      (e) Investment Advisory Agreement between Registrant, on behalf of Franklin Floating Rate Daily Access Fund and Franklin Advisers Inc. dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 19, 2001

      (f) Investment Advisory Agreement between Registrant, on behalf of Franklin Real Return Fund dated November 1, 2004
           Filing: Registration Statement on Form N-14
           File No. 333-122360
           Filing Date: January 28, 2005

      (g) Investment Advisory Agreement between Registrant, on behalf of Franklin Low Duration Total Return Fund dated November 1, 2004
           Filing: Registration Statement on Form N-14
           File No. 333-122360
           Filing Date: January 28, 2005

(7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

      (a) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 15, 2001

      (b) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
           Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: September 3, 2004

(8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partially for the benefit of trustees or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

      Not Applicable

(9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, for securities and similar investments of the Registrant, including the schedule of remuneration;

      (a) Master Custodian Agreement between Registrant and Bank of New York dated February 16, 1996 Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
           File No. 33-31326
           Filing Date: March 8, 1996

      (b) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
           File No. 33-31326
           Filing Date: February 27, 1998

      (c) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 33-31326
           Filing Date: February 27, 2004

      (d) Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 19, 2001

      (e) Amendment dated September 1, 2003, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A
           File No. 33-31326
           Filing Date: February 27, 2004

      (f) Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York as of May 16, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 19, 2001

      (g) Amendment dated September 2003, to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York made as of May 16, 2001
           Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 27, 2004

      (h) Amendment dated October 2003, to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York made as of May 16, 2001
           Filing: Post-Effective Amendment No. 35 to
           Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 27, 2004

      (i) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996 Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
           File No. 33-31326
           Filing Date: March 8, 1996

(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

      (a) Class A Distribution Plan between Registrant, on behalf of Franklin Limited Maturity U.S. Government Securities Fund, and
           Franklin/Templeton Distributors, Inc. dated May 1, 1994
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (b) Class A Distribution Plan between Registrant, on behalf of Franklin Convertible Securities Fund, and Franklin/Templeton Distributors, Inc. dated May 1, 1994
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (c) Amended and Restated Distribution Plan between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 1993
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (d) Class A Distribution Plan between Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc. dated May 1, 1994 Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A File No. 33-11444 Filing Date: April 24, 1995

      (e) Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Convertible Securities Fund and Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc. dated
           October 31, 2000
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 15, 2001

      (f) Class B Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc., dated October 16, 1998

           Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 29, 2000

      (g) Class A Distribution Plan between Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated July 16, 1998
           Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 29, 2000

      (h) Class A Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to
           Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 19, 2001

      (i) Class B Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 19, 2001

      (j) Class C Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 19, 2001

      (k) Class R Distribution Plan pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Total Return Fund and Franklin/Templeton Distributors, Inc.
           dated January 1, 2002
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 19, 2001


      (l) Class B Distribution Plan pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Total Return Fund and Franklin/Templeton Distributors, Inc. dated March 1, 2002
           Filing: Post-Effective Amendment No. 32 to Registration Statement on Form
           N-1A File No. 33-11444
           Filing Date: February 26, 2002

      (m) Class C Distribution Plan pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Total Return Fund and Franklin/Templeton Distributors, Inc.
           dated March 1, 2001
           Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 26, 2002

      (n) Class R Distribution Plan pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Equity Income Fund dated August 1, 2002
           Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 27, 2003

      (o) Class A Distribution Plan pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Real Return Fund dated November 1, 2004
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 30, 2004

      (p) Class A Distribution Plan pursuant to Rule 12b-1 Between Franklin Investors Securities Trust on behalf of Franklin Low Duration Total Return Fund dated November 1, 2004
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A File No. 33-11444
           Filing Date: December 30, 2004

      (q) Multiple Class Plan for Franklin Limited Maturity U.S. Government Securities Fund dated June 18, 1996
           Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 31, 1996

      (r) Multiple Class Plan for Franklin Convertible Securities Fund dated August 15, 1995
           Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 28, 1997

      (s) Multiple Class Plan for Franklin Floating Rate Daily Access Fund dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 20, 2001

      (t) Multiple Class Plan for Franklin Total Return Fund dated December 13, 2001
           Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 26, 2002

      (u)  Multiple Class Plan for Franklin Equity Income Fund dated May 9, 2002
           Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 27, 2003

      (v)  Multiple Class Plan for Franklin Real Return Fund dated November 1,
           2004
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 30, 2004

(11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

      (a)  Opinion and Consent of Counsel dated December 29, 2004
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 30, 2004

(12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

      (a) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholder dated June 2, 2005

(13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

      (a) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 15, 2001

      (b) Fund Administration Agreement between Registrant, on behalf of Franklin Total Return Fund, and Franklin Templeton Services, LLC dated January 1, 2001
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 15, 2001

      (c) Fund Administration Agreement between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin Templeton Services, LLC dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 19, 2001

      (d) Fund Administration Agreement between Registrant, on behalf of Franklin Real Return Fund dated November 1, 2004
           Filing: Registration Statement on Form N-14
           File No. 333-122360
           Filing Date: January 28, 2005

      (e) Fund Administration Agreement between Registrant, on behalf of Franklin Low Duration Total Return Fund dated November 1, 2004
           Filing: Registration Statement on Form N-14
           File No. 333-122360
           Filing Date: January 28, 2005

(14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registrations statement and required by
      Section 7 of the 1933 Act;

      Not Applicablem

(15) All financial statements omitted pursuant to Item 14(a)(1);

      Not Applicable

(l6) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

      (a) Power of Attorney for Franklin Investors Securities Trust dated May 12, 2004
           Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A
           File No. 33-31326
           Filing Date: September 3, 2004

(17) Any additional exhibits which the Registrant may wish to file;

      Not Applicable

ITEM 17. UNDERTAKINGS.

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 8th day of August, 2005.

                              FRANKLIN INVESTORS SECURITIES TRUST
                                      (Registrant)


                              By: /s/DAVID P. GOSS
                                 ------------------------
                                 David P. Goss
                                 Vice President



As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON*                 Chief Executive Officer-
------------------                  Investment Management
Edward B. Jamieson                  Dated: August 8, 2005

JIMMY D. GAMBILL*                   Chief Executive Officer-Finance
-----------------                   and Administration
Jimmy D. Gambill                    Dated: August 8, 2005

GALEN VETTER*                       Chief Financial Officer
-------------                       Dated: August 8, 2005
Galen Vetter

HARRIS J. ASHTON*                   Trustee
-----------------                   Dated: August 8, 2005
Harris J. Ashton

S. JOSEPH FORTUNATO*                Trustee
--------------------                Dated: August 8, 2005
S. Joseph Fortunato

EDITH E. HOLIDAY*                   Trustee
-----------------                   Dated: August 8, 2005
Edith E. Holiday

CHARLES B. JOHNSON*                 Trustee
-------------------                 Dated: August 8, 2005
Charles B. Johnson

RUPERT H. JOHNSON, JR.*             Trustee
-----------------------             Dated: August 8, 2005
Rupert H. Johnson, Jr.

FRANK W.T. LAHAYE*                  Trustee
------------------                  Dated: August 8, 2005
Frank W.T. LaHaye

GORDON S. MACKLIN*                  Trustee
------------------                  Dated: August 8, 2005
Gordon S. Macklin

FRANK A. OLSON                      Trustee
------------------
Frank A. Olson



*By /s/DAVID P. GOSS
   ------------------------
   David P. Goss
   Attorney-in-Fact (Pursuant to Powers of
   Attorney previously filed)




                      FRANKLIN INVESTORS SECURITIES TRUST
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

   EXHIBIT NO.                DESCRIPTION                LOCATION

EX-99.(1)(a)       Agreement and Declaration of              *
                   Trust dated December 16, 1986

EX-99.(1)(b)       Certificate of Amendment of               *
                   Agreement and Declaration of
                   Trust dated March 21, 1995

EX-99.(1)(c)       Certificate of Amendment of               *
                   Agreement and Declaration of
                   Trust dated March 13, 1990

EX-99.(1)(d)       Certificate of Amendment of               *
                   Agreement and Declaration of
                   Trust dated March 21, 1989

EX-99.(2)(a)       By-Laws                                   *

EX-99.(2)(b)       Amendment to By-Laws dated                *
                   January 18, 1994

EX-99.(2)(c)       Amendment dated October 10, 2002          *
                   to the By-Laws

EX-99.(2)(d)       Amendment dated May 12, 2004 to           *
                   the By-Laws

EX-99.(4)(a)       Agreement and Plan of Reorganization      Attached
                   dated January 19, 2005 between the
                   Registrant on behalf of Franklin
                   Floating Rate Daily Access Fund and
                   Franklin Floating Rate Trust

EX-99.(6)(a)       Management Agreement between the          *
                   Registrant and Franklin Advisers, Inc.
                   dated April 15, 1987

EX-99.(6)(b)       Administration Agreement between the      *
                   Registrant, on behalf of Franklin
                   Adjustable U.S. Government Securities
                   Fund, and Franklin Advisers, Inc. dated
                   June 3, 1991

EX-99.(6)(c)       Amendment dated August 1, 1995 to         *
                   the Administration Agreement between
                   Registrant, on behalf of Franklin
                   Adjustable U.S. Government Securities
                   Fund, and Franklin Advisers, Inc. dated
                   June 3, 1991

EX-99.(6)(d)       Investment Advisory Agreement             *
                   between the Registrant, on
                   behalf of Franklin Total Return Fund,
                   and Franklin Advisers, Inc. dated
                   July 16, 1998

EX-99.(6)(e)       Investment Advisory Agreement             *
                   between Registrant, on behalf of
                   Franklin Floating Rate Daily
                   Access Fund and Franklin
                   Advisers, Inc. dated April 17,
                                      2001

EX-99.(6)(f)       Investment Advisory Agreement             *
                   between Registrant, on behalf of
                   Franklin Real Return Fund

EX-99.(6)(g)       Investment Advisory Agreement             *
                   between Registrant, on  behalf of
                   Franklin Low Duration Total Return
                   Fund

EX-99.(7)(a)       Amended and Restated Distribution         *
                   Agreement between Registrant and
                   Franklin/Templeton Distributors, Inc.
                   dated October 31, 2000

EX-99.(7)(b)       Forms of Dealer Agreements                *
                   between Franklin/Templeton
                   Distributors, Inc. and Securities
                   Dealers dated November 1, 2003

EX-99.(9)(a)       Master Custodian Agreement                *
                   between Registrant and Bank of
                   New York dated February 16, 1996

EX-99.(9)(b)       Amendment dated May 7, 1997 to            *
                   Master Custody Agreement between
                   Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(9)(c)       Amendment dated February 27, 1998         *
                   to Master Custody Agreement between
                   the Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(9)(d)       Amendment dated May 16, 2001 to           *
                   Master Custody Agreement between
                   Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(9)(e)       Amendment dated September 1,              *
                   2003, to Exhibit A of the Master
                   Custody Agreement between Registrant
                   and Bank of New York dated
                   February 16, 1996

EX-99.(9)(f)       Amended and Restated Foreign              *
                   Custody Manager Agreement
                   between the Registrant and Bank of
                   New York as of May 16, 2001

EX-99.(9)(g)       Amendment dated September 2003,           *
                   to Schedule 1 of the Amended and
                   Restated Foreign Custody Manger
                   Agreement between Registrant and
                   Bank of New York

EX-99.(9)(h)       Amendment dated October 2003, to          *
                   Schedule 2 of the Amended and
                   Restated Foreign Custody Manager
                   Agreement between Registrant and
                   Bank of New York made as of May
                   16, 2001

EX-99.(9)(i)       Terminal Link Agreement between           *
                   Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(10)(a)      Class A Distribution Plan between         *
                   Registrant, on behalf of Franklin
                   Limited Maturity U.S. Government
                   Securities Fund, and Franklin/Templeton
                   Distributors, Inc. dated May 1, 1994

EX-99.(10)(b)      Class A Distribution Plan between         *
                   Registrant, on behalf of Franklin
                   Convertible Securities Fund, and
                   Franklin/Templeton Distributors,
                   Inc. dated May 1, 1994

EX-99.(10)(c)      Amended and Restated Distribution         *
                   Plan between Registrant, on behalf of
                   Franklin Adjustable U.S. Government
                   Securities Fund, and Franklin/Templeton
                   Distributors, Inc. dated July 1, 1993

EX-99.(10)(d)      Class A Distribution Plan between         *
                   Registrant, on behalf of Franklin Equity
                   Income Fund, and Franklin/Templeton
                   Distributors, Inc. dated May 1, 1994

EX-99.(10)(e)      Class C Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Registrant, on behalf of Franklin
                   Convertible Securities Fund
                   and Franklin Equity Income Fund, and
                   Franklin/Templeton Distributors, Inc.
                   dated October 31, 2000

EX-99.(10)(f)      Class B Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Registrant, on behalf of Franklin
                   Equity Income Fund, and Franklin/Templeton
                   Distributors, Inc. dated October 16, 1998

EX-99.(10)(g)      Class A Distribution Plan between         *
                   Registrant, on behalf of Franklin Total
                   Return Fund, and Franklin/Templeton
                   Distributors, Inc. dated July 16, 1998

Ex-99.(10)(h)      Class A Distribution Plan between         *
                   Registrant, on behalf of Franklin
                   Floating Rate Daily Access Fund, and
                   Franklin/Templeton Distributors, Inc.
                   dated April 17, 2001

EX-99.(10)(i)      Class B Distribution Plan between         *
                   Registrant, on behalf of Franklin
                   Floating Rate Daily Access Fund, and
                   Franklin/Templeton Distributors, Inc.
                   dated April 17, 2001

EX-99.(10)(j)      Class C Distribution Plan between         *
                   Registrant, on behalf of Franklin
                   Floating Rate Daily Access Fund, and
                   Franklin/Templeton Distributors, Inc.
                   dated April 17, 2001

EX-99.(10)(k)      Class R Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Franklin Investors Securities Trust on
                   behalf of Franklin Total Return Fund and
                   Franklin/Templeton Distributors, Inc.
                   dated January 1, 2002

EX-99.(10)(l)      Class B Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Franklin Investors Securities Trust on
                   behalf of Franklin Total Return Fund and
                   Franklin/Templeton Distributors, Inc.
                   dated March 1, 2002

EX-99.(10)(m)      Class C Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Franklin Investors Securities Trust on
                   behalf of Franklin Total Return Fund and
                   Franklin/Templeton Distributors, Inc.
                   dated March 1, 2002

EX-99.(10)(n)      Class R Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Franklin Investors Securities
                   Trust on behalf of Franklin
                   Equity Income Fund dated August
                   1, 2002

EX-99.(10)(o)      Class A Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Franklin Investors Securities Trust on
                   behalf of Franklin Real Return Fund
                   dated November 1, 2004

EX-99.(10)(p)      Class A Distribution Plan                 *
                   pursuant to Rule 12b-1 Between
                   Franklin Investors Securities
                   Trust on behalf of Franklin Low
                   Duration Total Return Fund dated
                   November 1, 2004

EX-99.(10)(q)      Multiple Class Plan for Franklin          *
                   Limited Maturity U.S. Government
                   Securities Fund dated June 18, 1996

EX-99.(10)(r)      Multiple Class Plan for Franklin          *
                   Convertible Securities Fund dated
                   August 15, 1995

EX-99.(10)(s)      Multiple Class Plan For Franklin          *
                   Floating Rate Daily Access Fund
                   April 17, 2001

EX-99.(10)(t)      Multiple Class Plan for Franklin          *
                   Total Return Fund dated December
                   13, 2001

EX-99.(10)(u)      Multiple Class Plan for Franklin          *
                   Equity Income Fund dated May 9,
                   2002

EX-99.(10)(v)      Multiple Class Plan for Franklin          *
                   Real Return Fund dated November
                   1, 2004

EX-99.(11)(a)      Opinion and Consent of Counsel            *
                   dated December 29, 2004

EX-99.(12)(a)      Opinion and Consent of Counsel            Attached
                   Supporting Tax Matters and Consequences
                   to Shareholders dated June 2, 2005

EX-99.(13)(a)      Subcontract for Fund Administrative       *
                   Services dated January 1, 2001
                   between Franklin Advisers, Inc. and
                   Franklin Templeton Services, LLC

EX-99.(13)(b)      Fund Administration Agreement             *
                   between the Registrant, on
                   behalf of Franklin Total Return Fund,
                   and Franklin Templeton Services, LLC
                   dated January 1, 2001

EX-99.(13)(c)      Fund Administration Agreement             *
                   between Registrant, on behalf of
                   Franklin Floating Rate Daily
                   Access Fund, and Franklin
                   Templeton Services, LLC dated
                   April 17, 2001

EX-99.(13)(d)      Fund Administration Agreement             *
                   between Registrant, on behalf of
                   Franklin Real Return Fund

EX-99.(13)(e)      Fund Administration Agreement             *
                   between Registrant, on behalf of
                   Franklin Low Duration Total Return Fund

EX-99.(16)(a)      Power of Attorney for Franklin            *
                   Investors Securities Trust dated
                   May 12, 2004

*Incorporated by Reference